Benefit Plans - Expected Benefit Payments (Detail) (USD $) In Millions, unless otherwise specified	Sep. 30, 2014
Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
2015	$ 154
2016	153
2017	157
2018	158
2019	172
2020-2024	843
Other Postretirement Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
2015	16
2016	16
2017	16
2018	16
2019	16
2020-2024	$ 71